Debt - European Investment Bank Borrowings (Details) - EUR (€) € in Millions	Mar. 18, 2020	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 20,452
European Investment Bank Borrowings Maturing 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 300
Borrowings Maturity, Term	5 years